Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents from Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss Per Share

Common stock equivalents from potentially dilutive securities that are not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows:

	Years Ended December 31,
	2019	2018	2017
Common stock options	4,334,935	3,476,847	2,589,348
Common stock warrants	66,514	67,238	10,660
Total	4,401,449	3,544,085	2,600,008

Schedule of Impact of Adoption of New Accounting Pronouncements on Balance Sheet	The impact on the balance sheet as of the date of adoption was as follows (in thousands):

	ASC 840	ASC 842	Impact of
	January 1, 2019	January 1, 2019	Adoption
Balance Sheet
Accrued liabilities	$154	$645	$491
Deferred rent, net of current portion	2,201	—	(2,201)
Operating lease right-of-use asset	—	8,060	8,060
Operating lease liability, net of current portion	—	9,770	9,770